Operating loss for the year	12 Months Ended
Dec. 31, 2021
Operating loss for the year [Abstract]
Operating loss for the year
7. Operating loss for the year

Operating loss for the year is stated after charging/(crediting):

	December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Audit fees payable to the Group’s auditor and their associates	893	814	443
Audit-related fees payable to the Group’s auditor and their associates	92	44	168
Changes in inventory expensed (excluding fair value step-up)	26,783	25,854	11,384
Amortization of inventory fair value step-up	4,417	27,617	7,473
Research and development expenses	37,729	27,618	15,827
Grant income	(1,007)	(103)	—
Share based payments	8,341	4,729	841
Pension costs	1,763	1,284	769
Depreciation of property, plant and equipment	1,653	1,297	698
Amortization of intangible assets	49,091	43,168	11,583
Operating lease rentals	189	623	170
Foreign exchange loss/(gain)	4,141	(2,699)	(3,750)